Related Party Transactions (Detail Textuals) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party deposits			$ 44,700,000	$ 27,000,000	$ 21,600,000
Professional services	369,000	369,000	1,595,000	1,546,000	715,000
Related Parties
Related Party Transaction [Line Items]
Professional services			$ 862,000	$ 123,000	$ 117,000
Minimum
Related Party Transaction [Line Items]
Equity ownership			10.00%